ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
February 28, 2022 (Unaudited)

Principal Amount	Security Description	Value
	CERTIFICATES OF DEPOSIT - 0.2%
	Finance and Insurance - 0.2%
	Greenstate Credit Union
$250,000	07/28/2022, 0.30%	$249,935
	TOTAL CERTIFICATES OF DEPOSIT (Cost $249,437)	249,935

	CORPORATE BONDS - 49.9%
	Administrative and Support and Waste Management and Remediation Services - 2.2%
	Mastercard, Inc.
1,500,000	04/01/2024, 3.375%	1,551,445
	Private Export Funding Corporation
685,000	Series PP, 07/15/2028, 1.400%	650,644
	Waste Management, Inc.
795,000	09/15/2022, 2.900%	799,243
		3,001,332
	Educational Services - 1.1%
	Yale University
1,560,000	Series 2020, 04/15/2025, 0.873%	1,512,735

	Finance and Insurance - 19.9%
	American Express Company
1,500,000	02/22/2024, 3.400%	1,544,850
	Bank of America Corporation
940,000	Series GMTN, 01/11/2023, 3.300%	956,174
	Bank of New York Mellon Corporation
1,350,000	Series MTN, 08/16/2023, 2.200%	1,360,845
	Bank of Nova Scotia
1,025,000	Series FRN, 04/15/2024, 0.494% (a)	1,026,774
	Berkshire Hathaway, Inc.
1,500,000	03/15/2026, 3.125%	1,558,013
	BlackRock, Inc.
1,612,000	03/15/2027, 3.200%	1,686,724
	Capital One Financial Corporation
1,500,000	01/29/2024, 3.900%	1,549,250
	Caterpillar Financial Services Corporation
317,000	Series MTN, 05/13/2022, 0.950%	317,129
	Citigroup, Inc.
1,500,000	03/09/2026, 4.600%	1,602,266
	Goldman Sachs Group, Inc.
1,650,000	03/08/2024, 0.673% (b)	1,629,486
	Intercontinental Exchange, Inc.
1,500,000	10/15/2023, 4.000%	1,554,891
	John Deere Capital Corporation
900,000	Series MTN, 07/10/2023, 0.169% (a)	899,913
	JPMorgan Chase & Company
1,500,000	02/16/2025, 0.563% (b)	1,456,679

	MetLife, Inc.
1,400,000	04/10/2024, 3.600%	1,450,117
	Morgan Stanley
1,500,000	Series MTN, 11/10/2023, 0.560% (b)	1,489,078
	Royal Bank of Canada
570,000	Series GMTN, 04/29/2022, 2.800%	572,209
1,000,000	Series GMTN, 10/05/2023, 3.700%	1,030,593
	State Street Corporation
1,500,000	08/18/2025, 3.550%	1,569,827
	Truist Bank
300,000	Series BKNT, 05/17/2022, 2.800%	300,789
	UnitedHealth Group, Inc.
1,600,000	05/15/2030, 2.000%	1,511,628
	US Bancorp
1,910,000	Series MTN, 01/27/2028, 2.215% (b)	1,891,189
		26,958,424
	Information - 2.4%
	Microsoft Corporation
800,000	02/06/2024, 2.875%	820,207
	Oracle Corporation
850,000	10/15/2022, 2.500%	856,714
	Verizon Communications, Inc.
1,500,000	03/22/2030, 3.150%	1,521,371
		3,198,292
	Manufacturing - 14.8%
	Alphabet, Inc.
1,500,000	08/15/2026, 1.998%	1,504,128
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,550,000	02/01/2026, 3.650%	1,621,095
	Apple, Inc.
800,000	05/03/2023, 2.400%	810,571
	Bristol-Myers Squibb Company
1,500,000	02/27/2027, 3.250%	1,573,777
	Exxon Mobil Corporation
1,500,000	03/19/2025, 2.992%	1,541,907
	General Dynamics Corporation
1,550,000	06/01/2026, 1.150%	1,488,659
	Hershey Company
1,500,000	11/15/2024, 2.050%	1,504,423
	Honeywell International, Inc.
1,500,000	09/01/2031, 1.750%	1,383,414
	Intel Corporation
1,500,000	07/29/2025, 3.700%	1,573,252
	J.M. Smucker Company
1,500,000	03/15/2025, 3.500%	1,554,130
	McCormick & Company, Inc.
1,000,000	08/15/2022, 2.700%	1,006,061
	NIKE, Inc.
1,500,000	03/27/2027, 2.750%	1,542,441
	PepsiCo, Inc.
500,000	03/01/2024, 3.600%	517,486
	Pfizer, Inc.
1,085,000	06/03/2026, 2.750%	1,115,653
	Procter & Gamble Company
1,500,000	10/29/2025, 0.550%	1,429,271
		20,166,268

	Mining, Quarrying, and Oil and Gas Extraction - 0.5%
	Shell International Finance BV
700,000	11/07/2029, 2.375%	682,785

	Professional, Scientific, and Technical Services - 0.4%
	VMware, Inc.
500,000	08/15/2024, 1.000%	486,257

	Real Estate and Rental and Leasing - 0.6%
	Toyota Motor Credit Corporation
750,000	Series MTN, 10/14/2022, 0.350%	746,865

	Retail Trade - 4.5%
	Amazon.com, Inc.
1,075,000	08/22/2024, 2.800%	1,100,841
	Chevron Corporation
400,000	05/11/2023, 1.141%	398,835
	Costco Wholesale Corporation
1,754,000	06/20/2027, 1.375%	1,689,069
	Target Corporation
1,400,000	04/15/2029, 3.375%	1,486,134
	Walgreens Boots Alliance, Inc.
1,500,000	11/17/2023, 0.950%	1,480,027
		6,154,906
	Transportation and Warehousing - 1.1%
	United Parcel Service, Inc.
1,500,000	11/15/2024, 2.800%	1,526,336

	Utilities - 1.1%
	Duke Energy Corporation
1,500,000	08/15/2022, 3.050%	1,506,487

	Wholesale Trade - 1.3%
	Sysco Corporation
1,500,000	04/01/2030, 5.950%	1,795,795
	TOTAL CORPORATE BONDS (Cost $69,178,786)	67,736,482

Shares	EXCHANGE-TRADED FUNDS - 1.6%
	Finance and Insurance - 1.6%
21,550	ClearShares Ultra-Short Maturity ETF (c)	2,155,972
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,157,370)	2,155,972

Principal Amount	FOREIGN GOVERNMENT NOTES/BONDS - 0.1%
	Israel Government AID Bond
$120,000	04/26/2024, 5.500%	130,104
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $133,346)	130,104

	MUNICIPAL BONDS - 2.6%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%	332,336
	City of Pasadena, California
245,000	05/01/2030, 4.050%	261,747
	Massachusetts School Building Authority
1,080,000	08/15/2030, 1.753%	1,042,713
	New York State Urban Development Corporation
635,000	03/15/2022, 3.200%	635,592
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%	1,269,461
	TOTAL MUNICIPAL BONDS (Cost $3,601,049)	3,541,849

	U.S. GOVERNMENT AGENCY ISSUES - 15.6%
	Federal Farm Credit Banks Funding Corporation
1,000,000	12/01/2023, 0.500%	985,357
250,000	11/18/2024, 0.875%	245,053
150,000	02/10/2025, 0.320%	143,703
1,820,000	09/28/2026, 0.940%	1,747,380
	Federal Home Loan Banks
750,000	10/21/2022, 0.125%	746,903
1,175,000	11/15/2024, 1.100%	1,156,888
1,500,000	01/13/2025, 1.100%	1,475,743
1,696,500	03/23/2026, 1.000%	1,636,700
300,000	02/26/2027, 0.900%	285,484
1,000,000	11/16/2028, 3.250%	1,082,400
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	495,722
1,000,000	10/16/2023, 0.125%	980,654
500,000	05/15/2024, 0.360%	486,765
750,000	10/28/2024, 0.410%	725,171
1,000,000	Series USD, 07/21/2025, 0.375%	956,962
	Federal National Mortgage Association
2,750,000	04/22/2025, 0.625%	2,663,376
3,000,000	10/08/2027, 0.750%	2,823,583
1,550,000	08/05/2030, 0.875%	1,405,692
	Tennessee Valley Authority
565,000	Series A, 02/01/2027, 2.875%	593,286
500,000	09/15/2031, 1.500%	470,984
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $21,648,644)	21,107,806

	U.S. GOVERNMENT NOTES/BONDS - 24.8%
	U.S. Treasury Bonds - 2.6%
	United States Treasury Inflation Indexed Bonds
1,631,115	07/15/2030, 0.125%	1,782,042
1,560,330	07/15/2031, 0.125%	1,712,461
		3,494,503

	U.S. Treasury Notes - 22.2%
	United States Treasury Notes
5,000,000	12/31/2022, 2.125%			5,047,070
1,000,000	06/30/2023, 0.125%			985,469
2,000,000	10/15/2023, 0.125%			1,960,781
1,000,000	10/31/2023, 0.375%			983,633
2,000,000	12/31/2023, 0.750%			1,976,172
1,000,000	08/15/2024, 0.375%			971,797
1,300,000	11/15/2024, 0.750%			1,271,105
3,000,000	12/15/2024, 1.000%			2,951,602
1,000,000	09/30/2025, 0.250%			949,961
500,000	09/30/2026, 0.875%			481,055
1,000,000	11/30/2026, 1.250%			978,281
3,000,000	12/31/2026, 1.250%			2,933,203
600,000	03/31/2027, 0.625%			567,656
2,000,000	03/31/2028, 1.250%			1,937,266
1,000,000	06/30/2028, 1.250%			966,680
2,000,000	08/31/2028, 1.125%			1,915,195
500,000	08/15/2030, 0.625%			453,281
3,000,000	11/15/2031, 1.375%			2,878,359
				30,208,566
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $34,251,414)			33,703,069

	SHORT-TERM INVESTMENTS - 3.3%
Shares	Money Market Funds - 1.1%
1,533,235	First American Government Obligations Fund, Class X - 0.03% (d)			1,533,235
Par	U.S. Treasury Bills - 2.2%	Effective Yield	Maturity
$3,000,000	United States Treasury Bill	0.27%	4/19/2022	2,999,418
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,532,623)			4,532,653
	TOTAL INVESTMENTS - 98.1% (Cost $135,752,669)			133,157,870
	Other Assets in Excess of Liabilities - 1.9%			2,598,531
	NET ASSETS - 100.0%			$135,756,401

Percentages are stated as a percent of net assets.
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of February 28, 2022.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of February 28, 2022.
(c)	Affiliated exchange-traded fund.
(d)	Rate shown is the annualized seven-day yield as of February 28, 2022.

Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

ClearShares Piton Intermediate Fixed Income ETF
Assets ^	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$-	$249,935	$-	$249,935
Corporate Bonds	-	67,736,482	-	67,736,482
Exchange-Traded Funds	2,155,972	-	-	2,155,972
Foreign Government Notes/Bonds	-	130,104	-	130,104
Municipal Bonds	-	3,541,849	-	3,541,849
U.S. Government Agency Issues	-	21,107,806	-	21,107,806
U.S. Government Notes/Bonds	-	33,703,069	-	33,703,069
Short-Term Investments	1,533,235	2,999,418	-	4,532,653
Total Investments in Securities	$3,689,207	$129,468,663	$-	$133,157,870

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended February 28, 2022, there were no transfers into or out of Level 3 for the Fund.

Transactions with Affiliated Securities (Unaudited)
Investments in ClearShares Ultra-Short Maturity ETF
Value at May 31, 2021	$-
Purchases at Cost	5,761,177
Proceeds from Sales	(3,602,561)
Net Realized Gain (Loss)	(1,246)
Net Change in Unrealized Appreciation (Depreciation)	(1,398)
Value as of February 28, 2022	$2,155,972
Shares held at February 28, 2022	21,550
Dividend Income	$5,453